Credit Risk - Summary of ECL Reconciliation for Retail Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	£ 807
Recoveries net of collection costs	(42)	£ (54)	£ (65)
Income statement charge/(release) for the year	153	203	67
Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	124	36	£ 21
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	143
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	307
Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	357
Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	300,286
New assets originated or purchased	87,039
Other	(20,110)
Assets derecognised - closed good	(55,611)
Assets derecognised - written off	(656)
Ending balance	310,948	300,286
Net movement in the year	10,662
Total exposure [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	192,126
New assets originated or purchased	34,051
Other	(8,468)
Assets derecognised - closed good	(21,654)
Assets derecognised - written off	(250)
Ending balance	195,805	192,126
Net movement in the year	3,679
Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,151
Change in economic scenarios	(16)
Changes to model	(7)
Net remeasurement of ECL on stage transfer	99
New assets originated or purchased	90
Other	139
Assets derecognised - closed good	(115)
Assets derecognised - written off	(534)
Ending balance	807	1,151
Net movement in the year	(344)
Charge/(release) to the Income Statement	190
Recoveries net of collection costs	(36)
Income statement charge/(release) for the year	154
Expected credit loss [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	625
Change in economic scenarios	(18)
Changes to model	2
Net remeasurement of ECL on stage transfer	79
New assets originated or purchased	63
Other	79
Assets derecognised - closed good	(54)
Assets derecognised - written off	(182)
Ending balance	594	625
Net movement in the year	(31)
Charge/(release) to the Income Statement	151
Recoveries net of collection costs	(27)
Income statement charge/(release) for the year	124
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	285,133
Transfer to lifetime ECL (not-credit impaired)	(4,190)
Transfer to credit impaired	(445)
Transfer to 12-monthECL	3,325
Transfer from credit impaired	17
Transfers of financial instruments	(1,293)
New assets originated or purchased	85,933
Other	(19,867)
Assets derecognised - closed good	(53,543)
Ending balance	296,363	285,133
Net movement in the year	11,230
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 1 [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	178,978
Transfer to lifetime ECL (not-credit impaired)	(3,407)
Transfer to credit impaired	(403)
Transfer to 12-monthECL	2,992
Transfer from credit impaired	15
Transfers of financial instruments	(803)
New assets originated or purchased	33,366
Other	(8,253)
Assets derecognised - closed good	(20,257)
Ending balance	183,031	178,978
Net movement in the year	4,053
Financial instruments not credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,110
Transfer to lifetime ECL (not-credit impaired)	4,190
Transfer to credit impaired	(603)
Transfer to 12-monthECL	(3,325)
Transfer from credit impaired	443
Transfers of financial instruments	705
New assets originated or purchased	1,087
Other	(295)
Assets derecognised - closed good	(1,594)
Ending balance	12,013	12,110
Net movement in the year	(97)
Financial instruments not credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 2 [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,885
Transfer to lifetime ECL (not-credit impaired)	3,407
Transfer to credit impaired	(569)
Transfer to 12-monthECL	(2,992)
Transfer from credit impaired	438
Transfers of financial instruments	284
New assets originated or purchased	670
Other	(312)
Assets derecognised - closed good	(1,007)
Ending balance	10,520	10,885
Net movement in the year	(365)
Financial instruments not credit-impaired [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	176
Change in economic scenarios	4
Changes to model	(1)
Transfer to lifetime ECL (not-credit impaired)	(11)
Transfer to credit impaired	(8)
Transfer to 12-monthECL	68
Transfer from credit impaired	6
Transfers of financial instruments	55
Net remeasurement of ECL on stage transfer	(63)
New assets originated or purchased	43
Other	(20)
Assets derecognised - closed good	(51)
Ending balance	143	176
Net movement in the year	(33)
Charge/(release) to the Income Statement	(33)
Income statement charge/(release) for the year	(33)
Financial instruments not credit-impaired [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	110
Change in economic scenarios	(1)
Changes to model	(1)
Transfer to lifetime ECL (not-credit impaired)	(7)
Transfer to credit impaired	(7)
Transfer to 12-monthECL	58
Transfer from credit impaired	5
Transfers of financial instruments	49
Net remeasurement of ECL on stage transfer	(54)
New assets originated or purchased	26
Other	(15)
Assets derecognised - closed good	(18)
Ending balance	96	110
Net movement in the year	(14)
Charge/(release) to the Income Statement	(14)
Income statement charge/(release) for the year	(14)
Financial instruments not credit-impaired [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	284
Change in economic scenarios	(12)
Changes to model	2
Transfer to lifetime ECL (not-credit impaired)	11
Transfer to credit impaired	(23)
Transfer to 12-monthECL	(68)
Transfer from credit impaired	27
Transfers of financial instruments	(53)
Net remeasurement of ECL on stage transfer	83
New assets originated or purchased	34
Other	(11)
Assets derecognised - closed good	(20)
Ending balance	307	284
Net movement in the year	23
Charge/(release) to the Income Statement	23
Income statement charge/(release) for the year	23
Financial instruments not credit-impaired [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	247
Change in economic scenarios	(9)
Changes to model	2
Transfer to lifetime ECL (not-credit impaired)	7
Transfer to credit impaired	(22)
Transfer to 12-monthECL	(58)
Transfer from credit impaired	26
Transfers of financial instruments	(47)
Net remeasurement of ECL on stage transfer	73
New assets originated or purchased	26
Other	(10)
Assets derecognised - closed good	(13)
Ending balance	269	247
Net movement in the year	22
Charge/(release) to the Income Statement	22
Income statement charge/(release) for the year	22
Financial instruments credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,043
Transfer to credit impaired	1,048
Transfer from credit impaired	(460)
Transfers of financial instruments	588
New assets originated or purchased	19
Other	52
Assets derecognised - closed good	(474)
Assets derecognised - written off	(656)
Ending balance	2,572	3,043
Net movement in the year	(471)
Financial instruments credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 3 [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,263
Transfer to credit impaired	972
Transfer from credit impaired	(453)
Transfers of financial instruments	519
New assets originated or purchased	15
Other	97
Assets derecognised - closed good	(390)
Assets derecognised - written off	(250)
Ending balance	2,254	2,263
Net movement in the year	(9)
Financial instruments credit-impaired [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	691
Change in economic scenarios	(8)
Changes to model	(8)
Transfer to credit impaired	31
Transfer from credit impaired	(33)
Transfers of financial instruments	(2)
Net remeasurement of ECL on stage transfer	79
New assets originated or purchased	13
Other	170
Assets derecognised - closed good	(44)
Assets derecognised - written off	(534)
Ending balance	357	691
Net movement in the year	(334)
Charge/(release) to the Income Statement	200
Recoveries net of collection costs	(36)
Income statement charge/(release) for the year	164
Financial instruments credit-impaired [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	268
Change in economic scenarios	(8)
Changes to model	1
Transfer to credit impaired	29
Transfer from credit impaired	(31)
Transfers of financial instruments	(2)
Net remeasurement of ECL on stage transfer	60
New assets originated or purchased	11
Other	104
Assets derecognised - closed good	(23)
Assets derecognised - written off	(182)
Ending balance	229	£ 268
Net movement in the year	(39)
Charge/(release) to the Income Statement	143
Recoveries net of collection costs	(27)
Income statement charge/(release) for the year	£ 116